Form N-1A Supplement	Mar. 31, 2026
MRBL Enhanced Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	MRBL Enhanced Equity ETF (EDGE) (the “Fund”) October 21, 2026 Supplement to the Summary Prospectus and Prospectus, each dated March 31, 2026